Segment Reporting (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Segment Reporting [ Line Items]
Non-current assets (in Rand)	R 164.6	R 185.8
Contribute excess percentage	10.00%	10.00%	10.00%